Operating leases (Tables)	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for three months ended March 31, 2024 and March 31, 2023 were as follows:

	Three Months Ended
	March 31, 2024	March 31, 2023
	(in thousands)
Operating lease costs	13,163	12,871
Income from sub-leases	(336)	(278)
Net operating lease costs	12,827	12,593

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of March 31, 2024 were as follows:

(in thousands)
Year 1	$41,837
Year 2	36,980
Year 3	31,766
Year 4	25,788
Year 5	17,496
Thereafter	49,864
Total future minimum lease payments	203,731
Lease imputed interest	(22,135)
Total	$181,596